Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,750,000.00
Total Fee Amount	655.98
Total Offset Amount	0.00
Net Fee	$ 655.98
Offering Table N/A
Offset Table N/A	N/A